Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2024
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful life of property plant and equipment	5 years
Production Facilities | Bottom of Range
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful life of property plant and equipment	20 years
Production Facilities | Top of Range
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful life of property plant and equipment	50 years
Equipment | Bottom of Range | Straight-Line Method
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful life of property plant and equipment	1 year
Equipment | Bottom of Range | Diminishing Balance Method
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful life of property plant and equipment	1 year
Equipment | Top of Range | Straight-Line Method
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful life of property plant and equipment	10 years
Equipment | Top of Range | Diminishing Balance Method
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful life of property plant and equipment	5 years
Right of Use Assets and Leasehold Improvements
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful life of property plant and equipment	Shorter of estimated useful life or lease term